4. Summary of significant accounting practices (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Practices [Line Items]
Passenger revenue	R$ 10,633,488	R$ 10,027,414	R$ 9,484,697
Cargo revenue	777,866	354,561	324,492
Mileage revenue		554,380	479,363
Other revenue	95,681	109,045	112,441
Gross revenue		11,045,400	10,400,993
Sales taxes		(716,366)	(680,496)
Net revenue	11,411,354	10,329,034	9,720,497
Aircraft, traffic and mileage servicing	(613,768)	(628,140)	(610,293)
Total operating costs and expenses	(10,011,779)	(9,340,215)	(9,026,306)
Net income for the year before non-controlling interests	(779,724)	377,817	1,098,730
Net income (loss) attributable GLAI' shareholders	R$ (1,085,393)	R$ 18,792	R$ 845,985
Basic earnings per share
Per common share	R$ (0.089)	R$ 0.002	R$ 0.070
Per preferred share	(3.115)	0.054	2.444
Diluted earnings per share
Per common share	(0.089)	0.002	0.070
Per preferred share	R$ (3.115)	R$ 0.053	R$ 2.440
As previously reported [member]
Summary Of Significant Accounting Practices [Line Items]
Passenger revenue		R$ 9,479,242	R$ 8,948,170
Cargo revenue		354,561	324,492
Mileage revenue		800,976	622,567
Other revenue		657,609	652,602
Gross revenue		11,292,388	10,547,831
Sales taxes		(716,366)	(680,496)
Net revenue		10,576,022	9,867,335
Aircraft, traffic and mileage servicing		(874,736)	(753,497)
Total operating costs and expenses		(9,586,811)	(9,169,510)
Net income for the year before non-controlling interests		378,209	1,102,364
Net income (loss) attributable GLAI' shareholders		R$ 19,184	R$ 849,619
Basic earnings per share
Per common share		R$ 0.002	R$ 0.070
Per preferred share		0.055	2.455
Diluted earnings per share
Per common share		0.002	0.070
Per preferred share		R$ 0.055	R$ 2.450
Restated Net Revenue [Member]
Summary Of Significant Accounting Practices [Line Items]
Passenger revenue		R$ 0	R$ 0
Cargo revenue		0	0
Mileage revenue		(246,596)	(143,204)
Other revenue		0	0
Gross revenue		(246,596)	(143,204)
Sales taxes		0	0
Net revenue		(246,596)	(143,204)
Aircraft, traffic and mileage servicing		246,596	143,204
Total operating costs and expenses		246,596	143,204
Net income for the year before non-controlling interests		0	0
Net income (loss) attributable GLAI' shareholders		R$ 0	R$ 0
Basic earnings per share
Per common share		R$ 0	R$ 0
Per preferred share		0	0
Diluted earnings per share
Per common share		0	0
Per preferred share		R$ 0	R$ 0
Restated Ancillary Revenue [Member]
Summary Of Significant Accounting Practices [Line Items]
Passenger revenue		R$ 548,564	R$ 540,161
Cargo revenue		0	0
Mileage revenue		0	0
Other revenue		(548,564)	(540,161)
Gross revenue		0	0
Sales taxes		0	0
Net revenue		0	0
Aircraft, traffic and mileage servicing		0	0
Total operating costs and expenses		0	0
Net income for the year before non-controlling interests		0	0
Net income (loss) attributable GLAI' shareholders		R$ 0	R$ 0
Basic earnings per share
Per common share		R$ 0	R$ 0
Per preferred share		0	0
Diluted earnings per share
Per common share		0	0
Per preferred share		R$ 0	R$ 0
Deferred revenue [member]
Summary Of Significant Accounting Practices [Line Items]
Passenger revenue		R$ (392)	R$ (3,634)
Cargo revenue		0	0
Mileage revenue		0	0
Other revenue		0	0
Gross revenue		(392)	(3,634)
Sales taxes		0	0
Net revenue		(392)	(3,634)
Aircraft, traffic and mileage servicing		0	0
Total operating costs and expenses		0	0
Net income for the year before non-controlling interests		(392)	(3,634)
Net income (loss) attributable GLAI' shareholders		R$ (392)	R$ (3,634)
Basic earnings per share
Per common share		R$ (0.000)	R$ (0.000)
Per preferred share		(0.001)	(0.011)
Diluted earnings per share
Per common share		(0.000)	(0.000)
Per preferred share		R$ (0.002)	R$ (0.010)